Offerings	Sep. 02, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001 per share (the "Common Stock")
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,062.00
Offering Note	1a. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. 1b. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants (the "Representative's Warrants) to purchase shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	2a. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,440,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 220.46
Offering Note	3a. The Registrant will issue to the representative of the underwriters warrants to purchase a number of shares of Common Stock equal to an aggregate of 6.0% of the shares of Common Stock offered hereby. The exercise price of the Representative's Warrants is equal to 120% of the offering price of the shares of Common Stock offered hereby. 3b. See note 1a.